Background of companies included in consolidation (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Background of companies included in consolidation [Line Items]
Profit (loss) attributable to non-controlling interests	$ 733	$ 3,641	$ 3,952
Equity, non-controlling interests	59,647	61,198
Dividends paid to non- controlling interests	$ 2,253	3,014
Proinsa Ltda. [Member]
Background of companies included in consolidation [Line Items]
% of interests in the ownership held by non- controlling interests.	0.10%
Profit (loss) attributable to non-controlling interests	$ 0	0
Equity, non-controlling interests	0	0
Dividends paid to non- controlling interests	$ 0	0
SQM Potasio S.A. [Member]
Background of companies included in consolidation [Line Items]
% of interests in the ownership held by non- controlling interests.	0.00%
Profit (loss) attributable to non-controlling interests	$ 0	0
Equity, non-controlling interests	0	0
Dividends paid to non- controlling interests	$ 0	0
Ajay SQM Chile S.A. [Member]
Background of companies included in consolidation [Line Items]
% of interests in the ownership held by non- controlling interests.	49.00%
Profit (loss) attributable to non-controlling interests	$ (1,023)	1,360
Equity, non-controlling interests	8,307	8,303
Dividends paid to non- controlling interests	$ 989	1,163
SQM Indonesia S.A. [Member]
Background of companies included in consolidation [Line Items]
% of interests in the ownership held by non- controlling interests.	20.00%
Profit (loss) attributable to non-controlling interests	$ 0	0
Equity, non-controlling interests	1	1
Dividends paid to non- controlling interests	$ 0	0
Soquimich Comercial S.A. [Member]
Background of companies included in consolidation [Line Items]
% of interests in the ownership held by non- controlling interests.	39.36168%
Profit (loss) attributable to non-controlling interests	$ (100)	2,378
Equity, non-controlling interests	49,247	50,416
Dividends paid to non- controlling interests	$ 1,264	1,851
Comercial Agrorama Ltda. [Member]
Background of companies included in consolidation [Line Items]
% of interests in the ownership held by non- controlling interests.	30.00%
Profit (loss) attributable to non-controlling interests	$ 403	(106)
Equity, non-controlling interests	(184)	201
Dividends paid to non- controlling interests	$ 0	0
Agrorama S.A. [Member]
Background of companies included in consolidation [Line Items]
% of interests in the ownership held by non- controlling interests.	0.001%
Profit (loss) attributable to non-controlling interests	$ 0	0
Equity, non-controlling interests	0	0
Dividends paid to non- controlling interests	$ 0	0
Orcoma Estudios SPA [Member]
Background of companies included in consolidation [Line Items]
% of interests in the ownership held by non- controlling interests.	49.00%
Profit (loss) attributable to non-controlling interests	$ 0	2
Equity, non-controlling interests	2,277	2,277
Dividends paid to non- controlling interests	$ 0	0
SQM (Thailand) Limited. [Member]
Background of companies included in consolidation [Line Items]
% of interests in the ownership held by non- controlling interests.	0.004%
Profit (loss) attributable to non-controlling interests	$ 0	0
Equity, non-controlling interests	0	0
Dividends paid to non- controlling interests	$ 0	$ 0